Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Infrastructure Capital Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Equity Income ETF
Class Name	Infrastructure Capital Equity Income ETF
Trading Symbol	ICAP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/icap. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/icap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Equity Income ETF	$120	2.52%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.52%
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/icap for more recent performance information.
Net Assets	$ 59,447,049
Holdings Count | $ / shares	119
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$59,447,049
Number of Holdings	119
Portfolio Turnover	106%
30-Day SEC Yield	6.55%
30-Day SEC Yield Unsubsidized	6.55%

Holdings [Text Block]

Industry	(% of investments)
Banks	14.0%
Capital Markets	12.0%
Oil, Gas & Consumable Fuels	7.6%
Specialized REITs	5.9%
Office REITs	5.8%
Mortgage REITs	5.8%
Financial Services	4.2%
Broadline Retail	3.3%
Pharmaceuticals	3.3%
Other	38.1%

Top 10 Issuers	(% of net assets)
Goldman Sachs Group, Inc.	4.6%
KKR & Co., Inc.	4.6%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.8%
Honeywell International, Inc.	3.7%
Kilroy Realty Corp.	3.6%
Johnson & Johnson	3.5%
Morgan Stanley	3.4%

Security Type	(% of net assets)
Common Stocks	89.7%
Preferred Stocks	19.4%
Convertible Preferred Stocks	9.2%
Money Market Funds	0.0%
Written Options	-0.2%
Cash & Other	-18.1%

Updated Prospectus Web Address	https://infracapfund.com/icap
Infrastructure Capital Small Cap Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Small Cap Income ETF
Class Name	Infrastructure Capital Small Cap Income ETF
Trading Symbol	SCAP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://infracapfund.com/scap. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/scap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Small Cap Income ETF	$99	2.11%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.11%
Updated Performance Information Location [Text Block]	Visit https://infracapfund.com/scap for more recent performance information.
Net Assets	$ 13,433,232
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$13,433,232
Number of Holdings	71
Portfolio Turnover	68%
30-Day SEC Yield	6.03%
30-Day SEC Yield Unsubsidized	6.03%

Holdings [Text Block]

Industry	(% of investments)
Banks	15.9%
Mortgage REITs	13.4%
Capital Markets	7.2%
Oil, Gas & Consumable Fuels	6.1%
Chemicals	5.1%
Consumer Finance	4.8%
Aerospace & Defense	3.6%
Health Care REITs	3.4%
Retail REITs	3.2%
Other	37.3%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	9.5%
Woodward, Inc.	4.3%
AGNC Investment Corp.	4.0%
Chimera Investment Corp.	4.0%
Casey’s General Stores, Inc.	3.3%
Rithm Capital Corp.	3.2%
Bank of NT Butterfield & Son Ltd.	3.0%
AG Mortgage Investment Trust, Inc.	2.9%
Preferred Bank/Los Angeles CA	2.9%
SLM Corp.	2.9%

Security Type	(% of net assets)
Common Stocks	78.9%
Preferred Stocks	23.9%
Exchange Traded Funds	9.5%
Convertible Preferred Stocks	4.9%
Money Market Funds	0.2%
Written Options	0.0%
Cash & Other	-17.4%

Updated Prospectus Web Address	https://infracapfund.com/scap
Infrastructure Capital Bond Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Bond Income ETF
Class Name	Infrastructure Capital Bond Income ETF
Trading Symbol	BNDS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of January 14, 2025, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.infracapfunds.com/infracap-bnds-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.infracapfunds.com/infracap-bnds-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Bond Income ETF	$31	0.82%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.82%
Updated Performance Information Location [Text Block]	Visit https://www.infracapfunds.com/infracap-bnds-etf for more recent performance information.
Net Assets	$ 15,763,919
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$15,763,919
Number of Holdings	70
Portfolio Turnover	7%
30-Day SEC Yield	7.93%
30-Day SEC Yield Unsubsidized	7.93%
Effective Duration	3.48

Holdings [Text Block]

Industry	(% of investments)
Mortgage REITs	11.9%
Oil, Gas & Consumable Fuels	8.4%
Media Streaming	6.4%
Banks	4.2%
All Other Business Support Services	4.0%
Lessors	3.2%
ETFs	3.2%
Consumer Finance	3.2%
Agricultural Operations	3.0%
Other	52.5%

Top 10 Issuers	(% of net assets)
Plains All American Pipeline LP	3.5%
Land O’ Lakes, Inc.	3.0%
Genesis Energy LP / Genesis Energy Finance Corp.	2.8%
Charter Communications Operating LLC / Charter Communications Operating Capital	2.7%
Lincoln National Corp.	2.7%
Crescent Energy Finance LLC	2.6%
Diversified Healthcare Trust	2.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	2.5%
Warnermedia Holdings, Inc.	2.4%
BW Real Estate, Inc.	2.3%

Security Type	(% of net assets)
Corporate Bonds	66.9%
Preferred Stocks	27.9%
Exchange Traded Funds	3.2%
Convertible Preferred Stocks	2.1%
Money Market Funds	0.0%
Cash & Other	-0.1%

Updated Prospectus Web Address	https://www.infracapfunds.com/infracap-bnds-etf